NET LOSS PER SHARE - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Incremental shares on share options, share grant, and RSU grant
NET LOSS PER SHARE
Antidilutive securities not included in the computation of diluted net loss per share	1,554,057	52,942	530,298